Cover	Nov. 15, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 15, 2021, Isos Acquisition Corporation (“Isos”) filed a Form 8-K (the “Original Form 8-K”). This Amendment to Form 8-K is being filed to correct certain typographical errors in the press release filed as Exhibit 99.1. In connection with such clarifications, a corrected version of Exhibit 99.1 to the Original Form 8-K is being refiled. Except as set forth herein, the remainder of the Original Form 8-K remains unchanged.
Document Period End Date	Nov. 15, 2021
Entity File Number	001-40142
Entity Registrant Name	Isos Acquisition Corporation
Entity Central Index Key	0001840572
Entity Tax Identification Number	98-1632024
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	55 Post Road West
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	(203)
Local Phone Number	554-5641
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A ordinary share, par value $0.0001 per share, and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary share, par value $0.0001 per share, and one-third of one Redeemable Warrant
Trading Symbol	ISOS.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ISOS
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	ISOS WS
Security Exchange Name	NYSE